Condensed Consolidated Statements of Cash Flows (Q2) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,634,168)	$ (4,931,748)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	117,789	17,812
Change in allowance for doubtful accounts	183,127	25,248
Share-based payment	739,400	67,825
Amortization of debt issuance costs	69,862	0
Accrued interest	84,072	936,658
Interest payable, related parties	369,736	332,671
Amortization of operating leases	(6,224)	(3,471)
Waived proceeds from warrant exercise	0	16,000
Gain on warrant valuation adjustment	0	(227,669)
Changes in operating assets and liabilities
Accounts receivable - trade	(218,085)	34,485
Inventory	(108,389)	(66,112)
Prepaid expenses	(101,681)	(126,505)
Due from related parties	0	1,228
Other assets	(1,165)	(7,070)
Operating leases	0	44,623
Accounts payable	360,217	(135,916)
Accrued expenses	110,105	106,178
Accrued employee compensation	557,700	525,487
Contract liabilities	(34,264)	3,642
NET CASH USED BY OPERATING ACTIVITIES	(4,511,968)	(3,386,634)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposit paid towards acquisition	(1,110,000)	0
Purchases of property and equipment	(4,855)	(25,839)
NET CASH USED BY INVESTING ACTIVITIES	(1,114,855)	(25,839)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of convertible preferred stock	2,450,000	0
Proceeds from convertible promissory note	1,100,000	0
Proceeds from SBA loan	614,335	0
Proceeds from PIPE offering	150,000	0
Proceeds from stock option exercise	44,250	0
Proceeds from short term note	0	1,215,000
Proceeds from warrant exercise	10,000	1,403,257
Advances from related parties	0	585,022
Payments of principal on finance leases	(69,688)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,298,897	3,203,279
EFFECT OF EXCHANGE RATES ON CASH	(1,923)	(909)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,329,849)	(210,103)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,760,455	364,549
CASH AND CASH EQUIVALENTS, END OF PERIOD	430,606	154,446
NONCASH INVESTING ACTIVITIES
Conversion of short term notes payable to equity	354,729	724,168
Conversion of advances from related parties to equity	18,098	180,000
Additions to right of use assets from new finance lease liabilities	127,611	0
Beneficial conversion feature on convertible debt	560,682	0
Reclassification of warrant liability to equity	$ 0	$ 262,339